Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of September 30,
	2020	2021
Other taxes payable(1)	$3,502,262	$6,559,454
Payroll payable	181,583	292,126
Others	69,972	291,050
Accrued expenses and other payables	$3,753,817	$7,142,630

(1)	The balance mainly represented the VAT payable of $3,124,232 and $ 5,875,913 as of September 30, 2020 and 2021, respectively.